SCHEDULE OF WARRANTS GRANTED ASSUMPTION (Details) - Warrant [Member]	6 Months Ended
Jun. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	1.63%
Contractual term (years)	5 years
Expected volatility	202.00%